Stock-Based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended
	Jun. 18, 2024 $ / shares shares	Sep. 30, 2024 $ / shares shares	Jul. 31, 2024	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Apr. 28, 2025 $ / shares shares	Nov. 20, 2024 shares	Jul. 24, 2024 shares
Share-Based Compensation Arrangement by Share-Based Payment Award
Shares reserved for issuance				36,485,024		15,014,751	36,485,024
Stock-based compensation expense | $				$ 4,295		$ 1,256	$ 10,613
Common Stock, Shares, Issued	3,672,794			32,626,730		3,672,794	32,626,730
Common stock, par value | $ / shares	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
2024 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award
Shares reserved for issuance	86,215					2,392,751
Available for future grant				0		5,675,025	0
Expiration period							10 years
Vested term							4 years
2025 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award
Percentage on total number of shares outstanding							5.00%
Number of shares authorized				8,018,700			8,018,700
Number of remaining shares				6,260,494			6,260,494
2025 Employee Stock Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award
Percentage on total number of shares outstanding							1.00%
Shares reserved for issuance								526,241
Available for future grant				2,000,000			2,000,000
Issuance of common stock under ESPP, shares							0
Minimum | 2024 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award
Shares reserved for issuance									2,300,238	86,215
Maximum | 2024 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award
Shares reserved for issuance									8,067,789	2,300,238
Vested term							4 years
Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award
Weighted average grant date fair value | $ / shares						$ 1.43	$ 5.5
Unrecognized stock based compensation cost | $				$ 37,700		$ 3,200	$ 37,700
Unrecognized stock-based compensation weighted-average period						3 years 8 months 12 days	3 years 1 month 6 days
Restricted Stock Awards
Share-Based Compensation Arrangement by Share-Based Payment Award
Vested term							4 years
Unrecognized stock-based compensation weighted-average period						3 years 7 months 6 days	2 years 9 months 18 days
Common Stock, Shares, Issued	517,293			371,804		517,293	371,804
Common stock, par value | $ / shares	$ 0.001
Stock Issued During Period, Shares, Restricted Stock Award, Gross	86,215	86,215
Stock issued during period shares restricted stock award cancelled		86,215
Shares issued, price per share | $ / shares		$ 0.49			$ 0.49
Restricted Stock Awards | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award
Unrecognized stock based compensation cost | $				$ 100		$ 100	$ 100
Parade Warrant Obligation
Share-Based Compensation Arrangement by Share-Based Payment Award
Share outstanding percentage			0.01
Estimated fair value of warrants to be granted | $				6,000		3,500	6,000
Stock-based compensation expense | $				1,400			3,900
Unrecognized stock based compensation cost | $				$ 1,100		$ 2,400	$ 1,100
Unrecognized stock-based compensation weighted-average period						1 year	3 months 18 days
Parade Warrant Obligation | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award
Stock-based compensation expense | $					$ 100	$ 1,100